Lease liabilities	12 Months Ended
Dec. 31, 2025
Lease liabilities
Lease liabilities

23.Lease liabilities

	2025	2024
	$’m	$’m

Non-current	311.7	470.5
Current	60.7	82.1
Total lease liabilities	372.4	552.6

Lease liabilities represent the net present value of future payments due under long term land leases for leasehold land on which our towers are located and for other leasehold assets such as warehouses and offices. During the year, payments of $109.8 million (2024: $121.3 million) were made in respect of recognized lease liabilities. These lease liabilities are unwound using incremental borrowing rates which represent the credit risk of the lessee entity and the length of the lease agreement.

Reconciliation of cash and non-cash changes is as follows:

	2025	2024
	$’m	$’m

At January 1	552.6	602.0
Additions through new leases or remeasurements(a)	150.0	188.0
Interest and finance charges for lease liabilities(b)	70.5	68.0
Payments for the principal portion of lease liabilities	(41.5)	(55.2)
Interest paid for lease liabilities	(68.3)	(66.0)
Terminations	(67.5)	(80.0)
Disposal of subsidiary (note 31)	(18.7)	(22.6)
Reclassified to held for sale (note 32.2)	(273.8)	—
Exchange differences	69.1	(81.6)
At December 31	372.4	552.6
(a)	This value includes the impact of remeasurement of lease liabilities as a result of changes in lease terms.
(b)	Latam disposal groups were classified as held for sale at December 31, 2025 and the Latam segment was presented as a discontinued operation. See note 32 for more information.

The undiscounted contractual payments under the lease liabilities as of December 31, are as follows:

		Total
	Carrying	contractual	Within	1 - 3	3 - 5	Over 5
	value	cash flows	1 year	years	years	years
	$'m	$'m	$'m	$'m	$'m	$'m
2025
Lease liabilities	372.4	698.9	69.8	140.0	111.3	377.8

2024
Lease liabilities	552.6	1,131.0	92.4	179.8	173.8	685.0

Lease obligations contractual cash flows are disclosed with the same renewal expectation assumption assessed for lease accounting under IFRS 16. The average remaining lease term remaining at December 31, 2025, is 10.8 years. Amounts for 2025 exclude the Latam disposal groups which were classified as held for sale at December 31, 2025. See note 32 for more information.